Royce CRK Prospectus | Royce Global Value Fund
Royce Global Value Fund

The Royce Fund

 Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2015

Royce Global Value Fund

The Board of Trustees of The Royce Fund recently approved a contractual investment advisory fee rate reduction for Royce Global Value Fund, such fee rate reduction to become effective as of July 1, 2015.

I. Royce Global Value Fund

Fees and Expenses of the Fund
Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce CRK Prospectus - Royce Global Value Fund		Consultant Class	R Class	K Class
Management fees	[1]	1.10%	1.10%	1.10%
Distribution (12b-1) fees	[1]	1.00%	0.50%	0.25%
Other expenses	[1]	0.26%	6.61%	74.91%
Total annual Fund operating expenses	[1]	2.36%	8.21%	76.26%
Fee waivers and/or expense reimbursements	[1],[2]	(0.07%)	(6.37%)	(74.67%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	2.29%	1.84%	1.59%
[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant, R, and K Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.29%, 1.84%, and 1.59%, respectively, through April 30, 2016 and at or below 1.99% through April 30, 2025 for the R and K Classes.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce CRK Prospectus - Royce Global Value Fund - USD ($)	Consultant Class	R Class	K Class
1 Year	$ 232	$ 187	$ 162
3 Years	730	610	586
5 Years	1,254	1,059	1,036
10 Years	$ 2,691	$ 2,305	$ 2,285